Metals investigations	9 Months Ended
Jul. 31, 2020
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Metals investigations
22.	Metals investigations
Scotiabank has entered into a Deferred Prosecution Agreement (“DPA”) with the U.S. Department of Justice (the “DOJ”). Additionally, the Commodity Futures Trading Commission (the “CFTC”) issued three separate orders against Scotiabank (collectively, the “Orders”). The DPA and the Orders (together, the “Resolutions”) resolve the DOJ’s and CFTC’s previously disclosed investigations into Scotiabank’s activities and trading practices in the metals markets and related conduct as well as pre-trade
mid-market
marks and related swap dealer compliance issues.
Under the terms of the resolutions, the Bank agreed to make aggregate payments to the DOJ and CFTC of approximately $127.5 million (USD) and to retain an independent compliance monitor. The Bank fully reserved for the payments in these Resolutions in prior quarters. Under one of the orders, the CFTC will defer proceedings to suspend or revoke the Bank’s provisional registration as a swap dealer subject to the Bank’s implementation of a remediation plan, among other conditions.